Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual Equity Grant Timing Practices
We make equity grants to our NEOs under our shareholder-approved Equity Incentive Plan on pre-established dates pursuant to our equity grant guidelines. Each year, the HRCC approves the annual awards to our NEOs and other direct reports of our CEO at its regularly-scheduled February meeting. The HRCC has delegated authority to our CEO to make annual grants, within certain parameters, to all other LTIP eligible employees, and at quarterly intervals to newly hired or newly promoted LTIP eligible employees as required. The grant date varies each year, but is always before the end of the month in which the grants were approved by the HRCC. The grant price is the “fair market value” of a share of our ordinary shares on the grant date, which we define as the closing price on the New York Stock Exchange on the grant date.

Award Timing Method	We make equity grants to our NEOs under our shareholder-approved Equity Incentive Plan on pre-established dates pursuant to our equity grant guidelines. Each year, the HRCC approves the annual awards to our NEOs and other direct reports of our CEO at its regularly-scheduled February meeting. The HRCC has delegated authority to our CEO to make annual grants, within certain parameters, to all other LTIP eligible employees, and at quarterly intervals to newly hired or newly promoted LTIP eligible employees as required. The grant date varies each year, but is always before the end of the month in which the grants were approved by the HRCC.
Award Timing Predetermined	true